Accrued liabilities and provisions - Details of contingent assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($) item	Dec. 31, 2022 COP ($) item
Accrued liabilities and provisions
Number of processes of contingent assets | item	973	812
Proceedings amount | $	$ 1,048,317	$ 736,198
Ordinary administrative
Accrued liabilities and provisions
Number of processes of contingent assets | item	94	87
Proceedings amount | $	$ 662,350	$ 687,332
Arbitration
Accrued liabilities and provisions
Number of processes of contingent assets | item	1
Proceedings amount | $	$ 300,846
Civil
Accrued liabilities and provisions
Number of processes of contingent assets | item	268	211
Proceedings amount | $	$ 31,136	$ 30,717
Penal
Accrued liabilities and provisions
Number of processes of contingent assets | item	116	98
Proceedings amount | $	$ 35,561	$ 2,453
Labor
Accrued liabilities and provisions
Number of processes of contingent assets | item	488	406
Proceedings amount | $	$ 18,424	$ 15,696
Constitutional
Accrued liabilities and provisions
Number of processes of contingent assets | item	6	10
Proceedings amount | $	$ 0	$ 0